CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (PARENTHETICAL) (USD $) In Millions	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Statement of Stockholders' Equity [Abstract]
Accumulated Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Tax	$ (99.3)	$ (73.7)	$ (53.9)
Accumulated Other Comprehensive Income (Loss), Cumulative Changes in Net Gain (Loss) from Cash Flow Hedges, Tax Effect	$ (3.7)	$ (9.0)	$ (2.1)